Recognition of revenue from continuing operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total	$ 54,234	$ 58,234
Time charters (operating leases)
Total	54,234	52,763
Voyage charters (accounted for under Accounting Standard Codification (“ASC”) 606)
Total	$ 0	$ 5,471